Land Use Rights, Net	12 Months Ended
May 31, 2024
Text Block [Abstract]
Land Use Rights, Net
7.	LAND USE RIGHTS, NET
Land use rights, net, consisted of the following:

	As of May 31,
	2023	2024
	US$	US$
Land use rights	3,831	5,031
Less: accumulated amortization	(558)	(639)
Exchange differences	48	58

Land use rights, net	3,321	4,450

Amortization expenses for land use rights for the years ended May 31, 2022, 2023 and 2024 were US$205, US$84 and US$81, respectively. The Group expects to recognize US$81 in amortization expense for each of the next five years and US$2,777 thereafter.